As filed with the Securities and Exchange Commission on August 28, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2018

Date of reporting period:  June 30, 2018

Item 1. Schedules of Investments.

Poplar Forest Partners Fund
Schedule of Investments
at June 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.4%
	Banks - 8.8%
1,150,000	Bank of America Corp.	$32,418,500
485,000	Citigroup, Inc.	32,456,200
		64,874,700
	Building Products - 1.0%
215,000	Johnson Controls International plc (a)	7,191,750

	Communications Equipment - 1.7%
290,000	Cisco Systems, Inc.	12,478,700

	Construction & Engineering - 1.0%
215,000	AECOM Technology Corp. (b)	7,101,450

	Consumer Finance - 3.8%
1,065,000	Ally Financial, Inc.	27,977,550

	Diversified Telecommunication Services - 2.1%
815,000	CenturyLink, Inc.	15,191,600

	Energy Equipment & Services - 4.9%
655,000	Baker Hughes, Inc.	21,634,650
4,325,000	Weatherford International plc (a) (b)	14,229,250
		35,863,900
	Food & Staples Retailing - 1.2%
300,000	Kroger Co.	8,535,000

	Health Care Equipment & Supplies - 3.9%
255,000	Zimmer Biomet Holdings, Inc.	28,417,200

	Health Care Providers & Services - 5.4%
375,000	AmerisourceBergen Corp.	31,976,250
113,000	DaVita Inc. (b)	7,846,720
		39,822,970
	Household Durables - 3.3%
940,000	Newell Brands, Inc.	24,242,600

	Insurance - 11.8%
563,000	American International Group, Inc.	29,850,260
465,000	Lincoln National Corp.	28,946,250
640,000	MetLife, Inc.	27,904,000
		86,700,510
	IT Services - 3.9%
205,000	International Business Machines Corp.	28,638,500

	Metals & Mining - 5.8%
800,000	Freeport-McMoRan Inc.	13,808,000
325,000	Reliance Steel & Aluminum Co.	28,450,500
		42,258,500
	Oil, Gas & Consumable Fuels - 7.5%
1,012,300	Antero Resources Corp. (b)	21,612,605
760,000	Devon Energy Corp.	33,409,600
		55,022,205
	Pharmaceuticals - 9.1%
495,000	Abbott Laboratories	30,190,050
250,000	Eli Lilly & Co.	21,332,500
255,000	Merck & Co., Inc.	15,478,500
		67,001,050
	Semiconductors & Semiconductor Equipment - 3.9%
515,000	Qualcomm, Inc.	28,901,800

	Specialty Retail - 6.1%
230,000	Advance Auto Parts, Inc.	31,211,000
250,000	Signet Jewelers Ltd. (a)	13,937,500
		45,148,500
	Technology Hardware, Storage & Peripherals - 3.3%
1,675,000	Hewlett Packard Enterprise Co.	24,471,750

	Textiles, Apparel & Luxury Goods - 3.8%
595,000	Tapestry, Inc.	27,792,450

	Trading Companies & Distributors - 4.1%
355,000	MSC Industrial Direct Inc. - Class A	30,121,750
	TOTAL COMMON STOCKS (Cost $579,571,627)	707,754,435
Principal Amount/Shares
	SHORT-TERM INVESTMENTS - 3.6%
	Money Market Fund
5,127,664	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Insitutional Class, 1.78% (c)	5,127,664

	U.S. Treasury Bills
$2,100,000	1.613%, 7/19/18 (d)	2,098,282
2,000,000	1.638%, 8/2/18 (d)	1,996,892
2,000,000	1.801%, 8/16/18 (d)	1,995,450
2,000,000	1.847%, 8/30/18 (d)	1,993,920
2,000,000	1.913%, 9/27/18 (d)	1,990,913
1,900,000	2.005%, 10/25/18 (d)	1,888,256
1,900,000	2.102%, 11/23/18 (d)	1,884,781
2,000,000	2.114%, 3/28/19 (d)	1,967,533
1,900,000	2.250%, 4/25/19 (d)	1,865,515
1,900,000	2.329%, 5/23/19 (d)	1,861,921
1,900,000	2.329%, 6/20/19 (d)	1,858,221
		21,401,684
	TOTAL SHORT-TERM INVESTMENTS (Cost $26,527,800)	26,529,348

	Total Investments in Securities (Cost $606,099,427) - 100.0%	734,283,783
	Liabilities in Excess of Other Assets - 0.0%	(123,747)
	NET ASSETS - 100.0%	$734,160,036

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at June 30, 2018.
(d)	Rate shown is the discount rate at June 30, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Cornerstone Fund
Schedule of Investments
at June 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 63.8%
	Banks - 6.0%
15,800	Bank of America Corp.	$445,402
13,300	Citigroup, Inc.	890,036
1,650	SVB Financial Group (b)	476,454
		1,811,892
	Building Products - 0.3%
3,000	Johnson Controls International plc (a)	100,350

	Communications Equipment - 2.2%
15,300	Cisco Systems, Inc.	658,359

	Consumer Finance - 2.5%
29,000	Ally Financial, Inc.	761,830

	Diversified Telecommunication Services - 0.7%
11,200	CenturyLink, Inc.	208,768

	Electronic Equipment, Instruments & Components - 0.5%
1,800	TE Connectivity Ltd. (a)	162,108

	Energy Equipment & Services - 2.3%
21,100	Baker Hughes, Inc.	696,933

	Food & Staples Retailing - 0.9%
9,600	Kroger Co.	273,120

	Health Care Equipment & Supplies - 2.6%
7,000	Zimmer Biomet Holdings, Inc.	780,080

	Health Care Providers & Services - 4.2%
9,900	AmerisourceBergen Corp.	844,173
6,200	DaVita, Inc. (b)	430,528
		1,274,701
	Household Durables - 2.0%
23,100	Newell Brands, Inc.	595,749

	Insurance - 7.5%
15,400	American International Group, Inc.	816,508
12,600	Lincoln National Corp.	784,350
15,400	MetLife, Inc.	671,440
		2,272,298
	IT Services - 3.0%
4,400	DXC Technology Co.	354,684
3,600	International Business Machines Corp.	502,920
2,200	Perspecta Inc.	45,210
		902,814

	Metals & Mining - 3.5%
24,100	Freeport-McMoRan Inc.	415,966
7,500	Reliance Steel & Aluminum Co.	656,550
		1,072,516
	Oil, Gas & Consumable Fuels - 5.4%
21,800	Devon Energy Corp.	958,328
3,700	EQT Corp.	204,166
13,000	Noble Energy, Inc.	458,640
		1,621,134
	Pharmaceuticals - 5.5%
13,300	Abbott Laboratories	811,167
5,000	Eli Lilly & Co.	426,650
7,100	Merck & Co., Inc.	430,970
		1,668,787
	Professional Services - 1.4%
3,300	Equifax, Inc.	412,863

	Semiconductors & Semiconductor Equipment - 2.7%
14,800	Qualcomm, Inc.	830,576

	Software - 1.2%
3,600	Microsoft Corp.	354,996

	Specialty Retail - 3.1%
5,500	Advance Auto Parts, Inc.	746,350
3,500	Signet Jewelers Ltd. (a)	195,125
		941,475
	Technology Hardware, Storage & Peripherals - 1.9%
39,700	Hewlett Packard Enterprise Co.	580,017

	Textiles, Apparel & Luxury Goods - 2.1%
13,900	Tapestry, Inc.	649,269

	Trading Companies & Distributors - 2.3%
8,300	MSC Industrial Direct Inc. - Class A	704,255
	TOTAL COMMON STOCKS (Cost $15,916,375)	19,334,890

Principal Amount/Shares
	CORPORATE BONDS - 14.0%
	Depository Credit Intermediation - 2.5%
	Bank of America Corp.
$750,000	2.600%, 1/15/19	749,583
	Health Care Equipment & Supplies - 2.5%
	Becton Dickinson and Co.
750,000	3.250%, 11/12/20	746,612
	Health Care Providers & Services - 2.4%
	Cardinal Health, Inc.
750,000	2.616%, 6/15/22	719,627
	Oil, Gas & Consumable Fuels - 1.7%
	Devon Energy Corp.
525,000	4.000%, 7/15/21	531,981

	Oil & Gas Services & Equipment - 2.5%
	Schlumberger Holdings Corp.
750,000	2.350%, 12/21/18 (g)	748,615
	Professional Services - 2.4%
	Equifax, Inc.
750,000	3.300%, 12/15/22	734,849
	TOTAL CORPORATE BONDS (Cost $4,265,325)	4,231,267

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 12.6%
	U.S. Government Agencies
	FHLMC
500,000	1.30%, 9/30/21 (c)	490,267
	U.S. Treasury Bonds
	U.S. Treasury Bond TIPS
700,771	0.125%, 4/15/20	693,422
685,861	0.125%, 7/15/24	666,898
		1,360,320
	U.S. Treasury Notes
	U.S. Treasury Floating Rate Notes
600,000	2.083% (3 Month U.S. Treasury Money Market Rate + 0.174%), 7/31/18 (e)	600,097
700,000	2.049% (3 Month U.S. Treasury Money Market Rate + 0.14%), 1/31/19 (e)	700,774
	U.S. Treasury Note TIPS
675,252	0.125%, 1/15/22	663,827
		1,964,698
	TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES (Cost $3,868,830)	3,815,285

	SHORT-TERM INVESTMENTS - 9.4%
	Money Market Fund
727,741	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.78% (f)	727,741
	U.S. Treasury Bills
$400,000	1.613%, 7/19/18 (d)	399,673
400,000	1.801%, 8/16/18 (d)	399,090
400,000	1.913%, 9/27/18 (d)	398,183
185,000	2.005%, 10/25/18 (d)	183,857
185,000	2.102%, 11/23/18 (d)	183,518
185,000	2.250%, 4/25/19 (d)	181,642
185,000	2.329%, 5/23/19 (d)	181,292
185,000	2.329%, 6/20/19 (d)	180,932
		2,108,187
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,835,604)	2,835,928

	Total Investments in Securities (Cost $26,886,134) - 99.8%	30,217,370
	Other Assets in Excess of Liabilities - 0.2%	56,013
	NET ASSETS - 100.0%	$30,273,383

FHLMC - Federal Home Loan Mortgage Corporation
TIPS - Treasury Inflation Protected Securities
(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of June 30, 2018, and will increase to 1.50% on October 1, 2018.

(d)	Rate shown is the discount rate at June 30, 2018.
(e)	Variable rate security. Rate shown reflects the rate in effect as of June 30, 2018.
(f)	Rate shown is the 7-day annualized yield at June 30, 2018.
(g)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Poplar Forest Capital, LLC, the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of June 30, 2018, the value of these investments was $748,615 or 2.5% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Note 1 – Securities Valuation

The Poplar Forest Funds’ (the “Fund” or “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

The Funds’ investments are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most debt securities are categorized in level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2018:

Poplar Forest Partners Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$97,183,550	$-	$-	$97,183,550
Consumer Staples	8,535,000	-	-	8,535,000
Energy	90,886,105	-	-	90,886,105
Financials	179,552,760	-	-	179,552,760
Healthcare	135,241,220	-	-	135,241,220
Industrials	44,414,950	-	-	44,414,950
Information Technology	94,490,750	-	-	94,490,750
Materials	42,258,500	-	-	42,258,500
Telecommunication Services	15,191,600	-	-	15,191,600
Total Common Stocks	707,754,435	-	-	707,754,435
Short-Term Investments	5,127,664	21,401,684	-	26,529,348
Total Investments in Securities	$712,882,099	$21,401,684	$-	$734,283,783

Poplar Forest Cornerstone Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,186,493	$-	$-	$2,186,493
Consumer Staples	273,120	-	-	273,120
Energy	2,318,067	-	-	2,318,067
Financials	4,846,020	-	-	4,846,020
Health Care	3,723,568	-	-	3,723,568
Industrials	1,217,468	-	-	1,217,468
Information Technology	3,488,870	-	-	3,488,870
Materials	1,072,516	-	-	1,072,516
Telecommunication Services	208,768	-	-	208,768
Total Common Stocks	19,334,890	-	-	19,334,890
Fixed Income
Corporate Bonds	-	4,231,267	-	4,231,267
U.S. Government Agencies and Instrumentalities	-	3,815,285	-	3,815,285
Total Fixed Income	-	8,046,552	-	8,046,552

Short-Term Investments	727,741	2,108,187	-	2,835,928
Total Investments in Securities	$20,062,631	$10,154,739	$-	$30,217,370

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at June 30, 2018, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended June 30, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
 Douglas G. Hess, President/Chief Executive
 Officer/Principal Executive Officer

Date       8/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
  Douglas G. Hess, President/Chief Executive
  Officer/Principal Executive Officer

Date     8/6/18

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Treasurer/Principal Financial Officer

Date     8/6/18

* Print the name and title of each signing officer under his or her signature.